Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Office Equipment
Estimated useful lives	5-7 Years
Laboratory Equipment
Estimated useful lives	5 Years
Vehicles
Estimated useful lives	5 Years